Operating Segments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
ASSETS	R$ 55,819,074	R$ 49,703,700
CURRENT ASSETS	13,715,730	9,327,249
Non-current assets	42,103,344	40,376,451
Long term assets	16,343,437	16,442,145
Noncurrent investment	3,511,797	3,325,731
Property, plant and equipment	10,825,421	10,069,468
Intangible assets other than goodwill	11,170,089	10,277,727
Right of use Asset	252,600	261,380
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
ASSETS	(2,997,258)	(890,060)
CURRENT ASSETS	(1,864,481)	(1,432,915)
Non-current assets	(1,132,777)	542,855
Long term assets	(633,391)	(178,982)
Noncurrent investment
Property, plant and equipment	(577,205)
Intangible assets other than goodwill	99,093	721,837
Right of use Asset	(21,274)
Electricity GET [member]
IfrsStatementLineItems [Line Items]
ASSETS	26,663,528	24,917,856
CURRENT ASSETS	3,841,190	3,237,725
Non-current assets	22,822,338	21,680,131
Long term assets	6,966,439	6,819,202
Noncurrent investment	3,345,350	3,163,152
Property, plant and equipment	11,060,949	10,054,763
Intangible assets other than goodwill	1,341,216	1,559,776
Right of use Asset	108,384	83,238
Electricity Energy DIS [member]
IfrsStatementLineItems [Line Items]
ASSETS	21,831,127	20,538,815
CURRENT ASSETS	5,153,666	4,937,240
Non-current assets	16,677,461	15,601,575
Long term assets	8,229,821	8,200,557
Noncurrent investment	443	534
Property, plant and equipment
Intangible assets other than goodwill	8,317,327	7,257,827
Right of use Asset	129,870	142,657
Electricity Energy COM [member]
IfrsStatementLineItems [Line Items]
ASSETS	1,824,990	1,808,971
CURRENT ASSETS	1,074,359	990,867
Non-current assets	750,631	818,104
Long term assets	740,114	809,498
Noncurrent investment
Property, plant and equipment	770	541
Intangible assets other than goodwill	5,784	6,193
Right of use Asset	3,963	1,872
GAS [member]
IfrsStatementLineItems [Line Items]
ASSETS	1,023,624	1,083,713
CURRENT ASSETS	240,017	282,714
Non-current assets	783,607	800,999
Long term assets	73,274	59,505
Noncurrent investment
Property, plant and equipment
Intangible assets other than goodwill	699,697	726,107
Right of use Asset	10,636	15,387
Holding And Services [Member]
IfrsStatementLineItems [Line Items]
ASSETS	6,026,072	2,244,405
CURRENT ASSETS	4,994,382	1,311,618
Non-current assets	1,031,690	932,787
Long term assets	795,749	732,365
Noncurrent investment	166,004	162,045
Property, plant and equipment	52,305	14,164
Intangible assets other than goodwill	7,247	5,987
Right of use Asset	10,385	R$ 18,226
Reclassifications Note 39 [member]
IfrsStatementLineItems [Line Items]
ASSETS	1,446,991
CURRENT ASSETS	276,597
Non-current assets	1,170,394
Long term assets	171,431
Noncurrent investment
Property, plant and equipment	288,602
Intangible assets other than goodwill	699,725
Right of use Asset	R$ 10,636